Note 32 - Principal accountant fees (Tables)	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]
	Year ended December 31,
	2024	2023	2022
Audit fees	4,569	4,386	3,966
Audit-related fees	51	273	255
Tax fees	78	148	-
All other fees	-	14	11
Total	4,698	4,821	4,232